As filed with the Securities and Exchange                     File No. 333-87131
Commission on December 12, 2001                               File No. 811-8582

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 4 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

             5100 West Lemon Street, Suite 213, Tampa, Florida 33609

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

        X
     --------     immediately upon filing pursuant to paragraph (b) of Rule 485
     --------     on _______________, pursuant to paragraph (b) of Rule 485

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information, each dated May 1, 2001, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 4 by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 16, 2001, and declared effective on May 1, 2001.

A Supplement dated December 12, 2001 to the Prospectus is included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT I
                  RETIREMENT OPTIONS FOR EDUCATION INSTITUTIONS

                       AETNA INSURANCE COMPANY OF AMERICA

       SUPPLEMENT DATED DECEMBER 12, 2001 TO PROSPECTUS DATED MAY 1, 2001
               AND CONTRACT PROSPECTUS SUMMARY DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the Prospectus and Contract Prospectus Summary dated May 1, 2001. You should read this supplement along with the Prospectus and Contract Prospectus Summary.

o The following updates and amends information regarding the use of the contracts to fund 401(a) and 403(b) plans:

         EXCLUSIONS FROM GROSS INCOME. Effective January 1, 2002, in order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

         This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $11,000 in 2002. This limit is scheduled to increase as follows:

         -   $12,000 in 2003;
         -   $13,000 in 2004;
         -   $14,000 in 2005;
         -   $15,000 in 2006.

         After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

         Payments to your account(s) will be excluded from your federal gross income only if the plan meets certain nondiscrimination requirements.

         CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

         (a)      $1,000 as adjusted under Code Section 414(v)(2)(B) and (C) or
         (b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

         DISTRIBUTIONS. All distributions from these plans are taxed as received, unless:

         (a) The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or
         (b) You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.



X.87131-01A                                                        December 2001

         TAX PENALTY. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a) or 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:

         (a) You have attained age 59 1/2;
         (b) You have become disabled, as defined in the Tax Code;
         (c) You have died;
         (d) You have separated from service with the sponsor at or after age 55;
         (e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
         (f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or your life expectancy or the joint lives or joint life expectancies of you and your beneficiary, and you have had a separation from service with the plan sponsor; or
         (g) The distribution is made due to an IRS levy upon your account.

         RESTRICTIONS ON DISTRIBUTIONS. Effective January 1, 2002, distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

         WAIVERS OF FIXED PLUS ACCOUNT FULL WITHDRAWAL PROVISION. Although, effective January 1, 2002, the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provision unless the severance from employment would otherwise qualify as a separation from service.

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
-----------------------------------------------
     (a) Financial Statements:
         (1)   Incorporated by reference in Part A:
               Condensed Financial Information
         (2)   Incorporated by reference in Part B:
               Financial Statements of Variable Annuity Account I:
               -   Statement of Assets and Liabilities as of December 31, 2000
               -   Statement of Operations for the year ended December 31, 2000
               - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
               -   Condensed Financial Information for the year ended
                   December 31, 2000
               -   Notes to Financial Statements
               -   Independent Auditors' Report
               Financial Statements of the Depositor:
               -   Independent Auditors' Report
               - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
               -   Consolidated Balance Sheets as of December 31, 2000 and 1999
               - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
               - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Month Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
               -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1) Resolution of the Board of Directors of Aetna Insurance Company of America establishing Variable Annuity Account I(1)
         (2)    Not Applicable
         (3.1)  Selling Agreement(1)
         (3.2) Principal Underwriting Agreement between Aetna Insurance Company of America and Aetna Investment Services, LLC effective as of November 17, 2000(2)
         (4.1)  Variable Annuity Contract (G2-CDA-99(TORP)FL)(3)
         (4.2) Certificate (GTCC2-99(TORP)FL) to Variable Annuity Contract G2-CDA-99(TORP)FL(3)
         (4.3) Form of Endorsement EEGTRRA2(01) to Contract G2-CDA-99(TORP)FL and Contract Certificate GTCC2-99(TORP)FL
         (5)    Variable Annuity Contract Application(3)

         (6.1) Articles of Incorporation of Aetna Insurance Company of America dated November 15, 1999 and filed with the Secretary of State of Florida on January 5, 2000(3)
         (6.2) Amendment to Articles of Incorporation of Aetna Insurance Company of America dated July 18, 2000 and filed with the Secretary of State of Florida on August 21, 2000(2)
         (6.3)  By-laws of Aetna Insurance Company of America(3)
         (7)    Not Applicable
         (8.1) Fund Participation Agreement dated November 1, 1999 by and among Aetna Insurance Company of America, AIM Variable Insurance Funds and A I M Distributors, Inc.(3)
         (8.2) First Amendment dated as of November 17, 2000 to Participation Agreement dated as of November 1, 1999 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc., Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company(4)
         (8.3) Service Agreement dated November 1, 1999 between Aetna Insurance Company of America and AIM Advisors, Inc.(3)
         (8.4) First Amendment dated October 1, 2000 to Service Agreement dated November 1, 1999 between Aetna Insurance Company of America and AIM Advisors, Inc.(4)
         (8.5) Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management(5)
         (8.6) Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management(5)
         (8.7) Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America(5)
         (8.8) First Amendment dated as of May 1, 2000 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America(5)
         (8.9) Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America(6)
         (8.10) Service Agreement dated December 1, 1997 between Calvert Asset
                Management Company, Inc. and Aetna Insurance Company of
                America(6)

         (8.11) Fund Participation Agreement dated May 1, 2000 between Aetna
                Insurance Company of America and The Chapman Funds, Inc.(2) (8.12) Fund Participation Agreement dated October 20, 1995 among Aetna
                Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation(7)
         (8.13) First Amendment dated as of May 1, 1997 to Fund Participation
                Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation(5)
         (8.14) Fund Participation Agreement dated October 20, 1995 among Aetna
                Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation(7)
         (8.15) First Amendment dated as of May 1, 1997 to Fund Participation
                Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation(5)
         (8.16) Service Agreement effective as of November 1, 1995 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)
         (8.17) Amendment effective as of January 1, 1997 to Service Agreement effective as of November 1, 1995 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)
         (8.18) Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1, 1995 and amended effective January 1, 1997 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America(2)
         (8.19) Fund Participation Agreement dated December 8, 1997 among Janus
                Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(8)
         (8.20) Amendment dated October 12, 1998 to Fund Participation dated
                December 8, 1997 Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(8)
         (8.21) Amendment dated August 1, 2000 to Fund Participation Agreement dated December 8, 1997 among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series(2)
         (8.22) Service Agreement dated as of December 8, 1997 between Janus
                Capital Corporation and Aetna Insurance Company of America(8) (8.23) First Amendment dated as of August 1, 2000 to Service Agreement dated as of December 8, 1997 between Janus Capital Corporation and Aetna Insurance Company of America(2)
         (8.24) Distribution and Shareholder Service Agreement (Service Shares) dated as of August 1, 2000 between Janus Distributors, Inc. and Aetna Insurance Company of America(2)

         (8.25) Fund Participation Agreement dated April 1, 1997 between Aetna
                Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc.(9)
         (8.26) Service Agreement dated April 1, 1997 between Aetna Insurance
                Company of America and Oppenheimer Funds, Inc.(9)
         (8.27) Administrative Service Agreement between Aetna Insurance Company of America and Agency, Inc.(7)
         (9)    Opinion and Consent of Counsel
         (10)   Consent of Independent Auditors
         (11)   Not applicable
         (12)   Not applicable
         (13)   Schedule for Computation of Performance Data(3)
         (14.1) Powers of Attorney(10)
         (14.2) Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.
3. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 16, 2001.
5. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
8. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.
9. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-2 (File No. 333-49581), as filed on April 4, 2001.

Item 25.  Directors and Principal Officers of the Depositor*
---------------------------------------------------------------

Name and Principal
Business Address                     Positions and Offices with Depositor
----------------                     ------------------------------------

Thomas J. McInerney**                Director and President

Wayne R. Huneke***                   Director and Chief Financial Officer

Robert C. Salipante****              Director

P. Randall Lowery***                 Director

Mark A. Tullis***                    Director

Deborah Koltenuk**                   Vice President and Corporate Controller

Paula Cludray-Engelke****            Secretary

Therese M. Squillacote**             Vice President and Chief Compliance Officer

     * These individuals may also be directors and/or officers of other affiliates of the Company.
    ** The principal business address of these directors and officers is 151
       Farmington Avenue, Hartford, Connecticut 06156.
   *** The principal business address of these directors and officers is 5780
       Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
  **** The principal business address of this Director and this Officer is 20
       Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27.   Number of Contract Owners
------------------------------------

     As of October 31, 2001, there were 13,735 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28.   Indemnification
--------------------------

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation may indemnify a person who is or was a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection
(1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any such proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees or agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act).

     (b)   The following are the directors and officers of the Principal
           Underwriter:

Name and Principal              Positions and Offices with
Business Address                Principal Underwriter
----------------                ---------------------

Marie Augsberger*               Director and President

Robert L. Francis**             Director and Senior Vice President

Allan Baker*                    Chairman of the Board and Senior Vice President

Steven A. Haxton*               Senior Vice President

Willard I. Hill, Jr.*           Senior Vice President

Deborah Koltenuk*               Vice President, Treasurer and Chief Financial
                                Officer

Therese Squillacote*            Vice President and Chief Compliance Officer

Jeffrey R. Berry*               Corporate Secretary and Counsel (Chief Legal
                                Officer)

Reginald Bowen*                 Vice President

Christina Lareau*               Vice President

Terran Titus*                   Vice President

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
----------------                     ---------------------

William T. Abramowicz                Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                 Vice President

Louis E. Bachetti                    Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                   Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                  Vice President

Steven M. Bresler                    Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                    Vice President

Daniel P. Charles                    Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                      Vice President

Albert J. DiCristofaro, Jr.          Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                      Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*                  Vice President

Brian P. Harrington                  Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****             Vice President

Name and Principal                    Positions and Offices with
Business Address                      Principal Underwriter
----------------                      ---------------------

William S. Jasien****                 Vice President

Jess D. Kravitz**                     Vice President

George D. Lessner                     Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                        Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

James F. Lille                        Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                       Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                      Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                    Vice President

W. Michael Montgomery                 Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                        Vice President

Scott T. Neeb**                       Vice President

Patrick F. O'Christie                 Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                         Vice President

Paulette Playce                       Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Name and Principal                    Positions and Offices with
Business Address                      Principal Underwriter
----------------                      ---------------------

Marcellous J. Reed                    Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                    Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                    Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.              Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                        Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                      Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste.
     120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

     (1)                       (2)                       (3)                  (4)                (5)

Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption           Brokerage
Underwriter              Commissions                or Annuitization        Commissions       Compensation*
-----------              -----------                ----------------        -----------       -------------

Aetna Life Insurance                                   $1,186,882                               $14,955,387
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account I. Of this amount, $1,131,273 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

     (1)                       (2)                       (3)                  (4)                (5)

Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption           Brokerage
Underwriter              Commissions                or Annuitization        Commissions       Compensation**
-----------              -----------                ----------------        -----------       -------------

Aetna
Investment                                                                                      $1,126,164
Services, LLC


** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Insurance Company of America and Aetna Life Insurance and Annuity Company during 2000. Of this amount, $1,188 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account I.

Item 30.   Location of Accounts and Records
-------------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Center of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.   Management Services
------------------------------

     Not applicable

Item 32.   Undertakings
-----------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-87131) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 12th day of December, 2001.

                                         VARIABLE ANNUITY ACCOUNT I OF AETNA
                                         INSURANCE COMPANY OF AMERICA
                                           (Registrant)

                                         By:AETNA INSURANCE COMPANY OF AMERICA
                                           (Depositor)

                                         By Thomas J. McInerney*
                                            ---------------------------------
                                            Thomas J. McInerney
                                            President

       As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                                         Date
---------                            -----                                         ----

Thomas J. McInerney*                 Director and President                  )
-----------------------------------                                          )
Thomas J. McInerney                  (principal executive officer)           )
                                                                             )
Wayne R. Huneke*                     Director and Chief Financial Officer    )
-----------------------------------                                          )    December
Wayne R. Huneke                                                              )    12, 2001
                                                                             )
Randy Lowery*                        Director                                )
-----------------------------------                                          )
Randy Lowery                                                                 )
                                                                             )
Robert C. Salipante*                 Director                                )
-----------------------------------                                          )
Robert C. Salipante                                                          )
                                                                             )
Mark A. Tullis*                      Director                                )
-----------------------------------                                          )
Mark A. Tullis                                                               )


Deborah Koltenuk*                    Corporate Controller                    )
-----------------------------------                                          )
Deborah Koltenuk                                                             )



By:   /s/ Michael A. Pignatella
      ------------------------------------
      Michael A. Pignatella
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

Exhibit No.    Exhibit
-----------    -------

99-B.4.3       Form of Endorsement EEGTRRA2(01) to Contract
               G2-CDA-99(TORP)FL and Contract Certificate
               GTCC2-99(TORP)FL
                                                               -----------------

99-B.9         Opinion and Consent of Counsel
                                                               -----------------

99-B.10        Consent of Independent Auditors
                                                               -----------------